DEBT 10K (Details)	1 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended									3 Months Ended		12 Months Ended			3 Months Ended					3 Months Ended						3 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended						12 Months Ended									12 Months Ended									3 Months Ended	12 Months Ended				3 Months Ended				1 Months Ended						12 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 Investor purchased subordinated notes [Member] USD ($)	Dec. 31, 2013 Investor purchased subordinated notes [Member] USD ($)	Nov. 13, 2013 Investor purchased subordinated notes [Member]	Mar. 31, 2014 USA Segment [Member] USD ($)	Dec. 31, 2013 USA Segment [Member] USD ($)	Dec. 31, 2012 USA Segment [Member] USD ($)	Mar. 31, 2014 Brazil Segment [Member] USD ($)	Dec. 31, 2013 Brazil Segment [Member] USD ($)	Dec. 31, 2012 Brazil Segment [Member] USD ($)	Dec. 31, 2011 Brazil Segment [Member] BRL	Jun. 30, 2013 Senior Convertible Debentures [Member] USD ($)	Mar. 31, 2013 Senior Convertible Debentures [Member] USD ($)	Dec. 31, 2013 Senior Convertible Debentures [Member] USD ($)	Dec. 31, 2013 Senior Convertible Debentures [Member] Holder 1 [Member] USD ($)	Dec. 31, 2013 Senior Convertible Debentures [Member] Holder 2 [Member] USD ($)	Mar. 31, 2013 Senior Convertible Debentures [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Senior Convertible Debentures [Member] USA Segment [Member] USD ($)	Dec. 31, 2012 Senior Convertible Debentures [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Subordinated Convertible Notes, Net [Member] USA Segment [Member] USD ($)	Dec. 31, 2012 Subordinated Convertible Notes, Net [Member] USA Segment [Member] USD ($)	Jun. 30, 2013 Factoring Agreement [Member] USD ($)	Mar. 31, 2014 Other [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Other [Member] USA Segment [Member] USD ($)	Dec. 31, 2012 Other [Member] USA Segment [Member] USD ($)	Mar. 31, 2014 Other [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2013 Other [Member] Brazil Segment [Member] USD ($)	Jun. 30, 2013 Senior Revolving Note [Member] USD ($)	Dec. 31, 2013 Senior Revolving Note [Member] USD ($) Installments	Nov. 13, 2013 Senior Revolving Note [Member]	Dec. 31, 2013 Senior Revolving Note [Member] Minimum [Member] USD ($)	Dec. 31, 2013 Senior Revolving Note [Member] Maximum [Member] USD ($)	Dec. 31, 2013 Senior Revolving Note [Member] TCA Global Credit Master Fund [Member] USD ($)	Mar. 31, 2014 Senior Revolving Note [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Senior Revolving Note [Member] USA Segment [Member] USD ($)	Dec. 31, 2012 Senior Revolving Note [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Mar. 31, 2014 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member] Average [Member]	Dec. 31, 2013 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2013 Capital Expansion Loans [Member] Brazil Segment [Member] BRL	Mar. 31, 2014 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Capital Expansion Loans [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2013 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Equipment Financing [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2013 Equipment Financing [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2013 Equipment Financing [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2013 Equipment Financing [Member] Brazil Segment [Member] Average [Member]	Dec. 31, 2013 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Mar. 31, 2014 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2013 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Minimum [Member]	Dec. 31, 2013 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Maximum [Member]	Dec. 31, 2013 Advances on Export Letter of Credit [Member] Brazil Segment [Member] Average [Member]	Mar. 31, 2014 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2013 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Dec. 31, 2012 Special Tax Programs [Member] Brazil Segment [Member] USD ($)	Jun. 30, 2013 Subordinated Convertible Notes and Warrants [Member] USD ($)	Dec. 31, 2013 Subordinated Convertible Notes and Warrants [Member] USD ($)	Dec. 31, 2013 Subordinated Convertible Notes and Warrants [Member] April 2013 [Member] USD ($)	Dec. 31, 2013 Subordinated Convertible Notes and Warrants [Member] April 2013 [Member] Minimum [Member]	Dec. 31, 2013 Subordinated Convertible Notes and Warrants [Member] April 2013 [Member] Maximum [Member]	Mar. 31, 2014 Subordinated Convertible Notes and Warrants [Member] USA Segment [Member]	Mar. 31, 2014 Subordinated notes, net [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Subordinated notes, net [Member] USA Segment [Member] USD ($)	Dec. 31, 2012 Subordinated notes, net [Member] USA Segment [Member] USD ($)	Jan. 31, 2014 Convertible Debt [Member] USD ($)	Mar. 31, 2014 Convertible Debt [Member] USD ($)	Mar. 31, 2014 Convertible Note One [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Convertible Note One [Member] USA Segment [Member] USD ($)	Mar. 31, 2014 Convertible Note Two [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Convertible Note Two [Member] USA Segment [Member] USD ($)	Dec. 31, 2013 Third Credit Agreement [Member] Brazil Segment [Member] USD ($)	Jul. 31, 2012 Third Credit Agreement [Member] Brazil Segment [Member] BRL	Nov. 13, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] USD ($)	Jul. 31, 2012 2013 Subordinated Notes and Subordinated Convertible Notes [Member] USD ($)	Jan. 31, 2012 2013 Subordinated Notes and Subordinated Convertible Notes [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member]	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] July 2012 [Member] USD ($)	Sep. 30, 2012 2013 Subordinated Notes and Subordinated Convertible Notes [Member] July 2012 [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] May 2012 [Member] Amendment in July 2012 [Member]	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] January and May 2012 [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] January and May 2012 [Member] Amendment in July 2012 [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] January and May 2012 [Member] Financial Advisor [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] July and August 2012 [Member] USD ($) Investor	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] July and August 2012 [Member] Financial Advisor [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] Halpern Entities [Member] USD ($)	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member] Halpern Entities [Member] Replacement [Member]
Debt Instrument [Line Items]
Total debt		$ 19,169,000	$ 21,862,000		$ 19,169,000	$ 19,584,000				$ 8,243,000	$ 6,250,000	$ 5,117,000	$ 13,619,000	$ 12,919,000	$ 14,467,000								$ 0	$ 1,048,000	$ 0	$ 4,041,000		$ 110,000	$ 0	$ 28,000	$ 161,000	$ 174,000							$ 1,324,000	$ 1,988,000	$ 0	$ 3,213,000	$ 3,691,000	$ 2,227,000				$ 4,795,000		$ 4,786,000	$ 5,555,000	$ 174,000	$ 201,000				$ 2,386,000	$ 2,412,000	$ 3,953,000				$ 2,569,000	$ 2,351,000	$ 2,531,000							$ 4,425,000	$ 4,262,000	$ 0			$ 2,384,000	$ 0	$ 0	$ 0
Current portion		8,250,000	8,421,000		8,250,000	8,003,000
Long-term portion		10,919,000	13,441,000		10,919,000	11,581,000
Required future minimum payments on debt [Abstract]
2014		8,250,000			8,250,000						1,988,000			6,262,000
2015		1,767,000			1,767,000						0			1,767,000
2016		7,567,000			7,567,000						6,535,000			1,032,000
2017		1,005,000			1,005,000						0			1,005,000
2018		955,000			955,000						0			955,000
Thereafter		1,898,000			1,898,000						0			1,898,000
Discount		(2,273,000)			(2,273,000)						(2,273,000)			0																																																																							(100,000)
Total debt		19,169,000			19,169,000						6,250,000			12,919,000					200,000																																																	538,000																									2,500,000		100,000
Maximum borrowing capacity																9,500,000																	8,000,000															4,000,000
Maximum outstanding borrowings																																	2,800,000
Stated annual interest rate (in hundredths)		5.00%			5.00%				5.00%																								12.00%												10.40%	60.00%	21.70%	6.50%	6.50%					13.50%	17.80%	15.00%				3.90%	6.00%	5.50%		9.00%				10.00%								5.00%					5.50%		5.00%			10.00%	10.00%				10.00%
Potential annual interest rate if shareholders do not approve increase in the authorized number of shares outstanding by July 1, 2014 (in hundredths)									10.00%																										10.00%																																																			10.00%	10.00%
Fees under agreement (in hundredths)																																	7.00%
Minimum cumulative repayments, March 2014																																		1,100,000
Minimum cumulative repayments, June 2014																																		1,800,000
Minimum cumulative repayments, September 2014																																		2,700,000
Withholding to collections (in hundredths)																																		20.00%
Average outstanding borrowings																																	500,000	1,000,000
Gross proceeds from Lines of Credit																																		2,800,000				2,400,000
Amount received																																		2,500,000
Repayment of debt																	300,000										100,000							400,000
Value of additional unit purchased																	400,000			400,000														900,000
Issue of shares of common stock (in shares)		1,714,286																																37,260
Market value of common stock issued			764,000		7,617,000																200,000													500,000																																100,000
Number of shares issued under warrant (in shares)	8,130.00	8,709			8,709																																	12,000																														38,400
Exercise price per warrant (in dollars per share)	$ 6.55																				$ 16.00															$ 16.00	$ 16.80																																						$ 5.25																$ 24.00	$ 16.00
Transaction closing costs																			300,000															1,000,000																																600,000
Transaction closing costs, cash expenses																			10,000															400,000
Transaction closing costs, Amortized to interest expense																																		600,000
Guaranteed minimum value of stock issued in connection with the three tranches																																		400,000
Number of tranches related to TCA																																		3
Value of shares recorded in temporary equity																					100,000													500,000
Maximum amount of capital expenditures allowed per year																																		300,000
Outstanding principal amount of debentures converted																	300,000	100,000				100,000
Number of common stock (in shares)																	21,429	7,000		5,000	3,026	1,400,000
Conversion price (in dollars per share)																	$ 14.00	$ 14.00				$ 0.07																																																						$ 5.25
Maximum loss recognized on the transaction			0	(32,000)	(2,891,000)	(4,941,000)											100,000	100,000				100,000																																																													2,300,000
Carrying amount of debt							100,000										400,000	100,000				100,000
Subordinated Convertible debt allocated to equity								400,000
Shares issuable on conversion (in shares)																			18,571
Principal amount of debt with maturity extension																			300,000	1,100,000	300,000
Amount at closing of equity in excess of modification of notes																																																																																			7,000,000
Warrants to purchase shares of common stock (in shares)	162,586	1,714,286			1,714,286																																																																							1,399,614							496,060			496,060	496,060
Warrants issued to note holders for antidilution protection																																																																																			441,395			441,395	441,395
Shares exchanged to purchase shares of common stock (in shares)									134,250																																																																										1,554,734			1,554,734	1,554,734
Principal Amount of Notes		19,169,000			19,169,000						6,250,000			12,919,000					200,000																																																	538,000																									2,500,000		100,000
Creditor's Debt Conversion Right (in dollars per share)																																																																				$ 14.00
Stated Annual Interest Rate on Debt (in hundredths)		5.00%			5.00%				5.00%																								12.00%												10.40%	60.00%	21.70%	6.50%	6.50%					13.50%	17.80%	15.00%				3.90%	6.00%	5.50%		9.00%				10.00%								5.00%					5.50%		5.00%			10.00%	10.00%				10.00%
Maturity Date of Debt								Jul. 31, 2016																																		Dec. 31, 2015						Dec. 31, 2021	Dec. 31, 2021								May 31, 2014												Jul. 01, 2015	Jul. 01, 2016					Jul. 31, 2016						Jul. 31, 2019		Jul. 31, 2016			Jul. 31, 2016				Jul. 31, 2015
Number of Shares Under Warrants (in shares)	8,130.00	8,709			8,709																																	12,000																														38,400
Exercisable Price of Warrant																																																																				Exercisable immediately at $16.00 per share
Expiration Date of Warrant	Dec. 31, 2018																																																																			May 01, 2018							Mar. 31, 2019
Fair value of conversion features																																																																		500,000
Fair value of liability warrants																					10,000																																													500,000
Proceeds from issuance of the convertible notes and related warrants																																																																			500,000																	200,000	600,000
Increase in note principle under PIK election					100,000
Increase in shares of common stock underlying notes (in shares)		8,709			8,709
Proceeds from other debt																																																																																					800,000		2,400,000				1,800,000			900,000
Debt discounts		2,273,000			2,273,000						2,273,000			0																																																																							100,000
Debenture replacement description																																																																																					In the third quarter of 2012, this January 2012 debenture was exchanged for a July 2012 debenture with a stated principal amount of $1.0 million, representing the original principal amount plus interest which will accrue through the replacement debenture’s January 2014 maturity. In July 2012, we also issued a new senior convertible debenture and related warrant and received $0.2 million in proceeds, net of financing costs.
Fair value of warrants issued																																		500,000
Required number of days notice prior to conversion or exercise																																																																							61 days
Minimum beneficial ownership interest to be required to give notice prior to conversion or exercise (in hundredths)																																																																							4.99%
Stated principal amount			100,000																																																																									4,900,000												1,000,000	1,000,000		4,400,000			1,000,000		2,500,000
Contract value of old notes repaid																																																																																											2,300,000
Cash investment exchanged																																																																																											100,000
Terms of conversion feature																			In May 2013, we entered into agreements to allow each holder of existing subordinated convertible notes and warrants to invest in additional notes and related warrants and which provided that each holder making an additional investment (i) receive 0.0125 shares of our common stock for each dollar invested and (ii) agree to extend the maturity date for all of their notes to July 2016. Further, each holder of outstanding convertible notes could elect (PIK Election), in lieu of receiving cash interest payments otherwise payable though June 2014 on their existing convertible notes to receive (i) an increase in the number of shares of common stock underlying their notes (ii) an equity warrant to purchase shares of our common stock and (ii) 0.0125 shares of our common stock for each dollar of interest otherwise payable through June 2014. Holders making an additional investment were deemed under the agreement to have made a PIK Election.
Debt covenant description																																		During the term of the TCA agreement, the Corporate and USA segments may not without TCA’s consent or approval, among other things, (i) enter into new debt (ii) make any new investments, except capital expenditures less than $0.3 million per year, (iii) issue or redeem stock, (iv) declare or pay dividends or make other distributions to shareholders, and (v) make loans and distributions of assets to any persons, including affiliates.
Amendment fee removed																																		100,000
Number of investors																																																																																														4
Available for working capital																																																	1,500,000
Proceeds allocated for convertible debt and warrants					3,600,000
Convertible debt effective interest rate (in hundredths)					81.10%																																																																																											20.90%	25.10%
Amount borrowed																																																																																	$ 700,000	1,700,000
Borrowing capacity, percentage of collateral, lower range limit (in hundredths)																																										30.00%
Borrowing capacity, percentage of collateral, upper range limit (in hundredths)																																										110.00%